UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22180

Meyers Capital Investments Trust

(Exact Name of Registrant as Specified in Charter)

2695 Sandover Road

Columbus, OH 43220

(Address of Principal Executive Offices)(Zip Code)

Frank B. Meyers

2695 Sandover Road

Columbus, OH 43220

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (614) 442-0384

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Meyers Capital Aggressive Growth Fund
	Schedule of Investments
	August 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 91.22%

Ball & Ruller Bearings - 1.22%
1,600	NN, Inc.	$ 46,688

Computer Communications Equipment - 1.53%
700	Arista Networks, Inc. *	58,695

Computer Peripheral Equipment - 2.77%
1,000	Aruba Networks, Inc. *	21,350
1,000	Palo Alto Networks, Inc. *	84,990
		106,340
Crude Petroleum & Natural Gas - 5.70%
5,000	Abraxas Petroleum Corp. *	29,550
15,803	Triangle Petroleum Corp. *	189,478
		219,028
Diary Products - 2.28%
2,500	Whitewave Foods Co. *	87,550

Electrical Industrial Apparatus - 2.69%
18,500	Plug Power, Inc. *	103,230

Electromedical & Electrotherapeutic Apparatus - 0.32%
1,000	Fonar Corp. *	12,220

Electronic Components & Accessories - 2.26%
2,500	Universal Display Corp.	86,850

Electronic Computers - 1.91%
3,000	Super Micro Computer, Inc. *	73,470

Fire, Marine & Casualty Insurance - 5.25%
12,500	United Insurance Holdings Corp.	201,750

Food & Kindred Products - 2.02%
4,500	Amira Natural Foods, Inc. *	77,490

Footwear - 7.60%
5,000	Sketchers USA, Inc. Class-A *.	291,850

Hotels & Motels - 0.65%
1,000	Pinnacle Entertainment, Inc. *	24,990

Household Audio & Video Equipment - 0.13%
1,500	LRAD Corp. *	4,965

Miscellaneous Chemical Product - 0.72%
1,000	Floteck Industries, Inc. *	27,800

Motor Vehicle Parts & Accessories - 0.77%
1,000	Gentex Corp.	29,550

Oil & Gas Field Machinery & Equipment - 0.87%
5,400	Superior Drilling Products, Inc. *	33,480

Paper Mills - 1.60%
2,000	Kapstone Paper & Packaging Corp. *	61,480

Pharmaceutical Preparations - 10.56%
900	Ani Pharmaceuticals, Inc. *	26,397
1,200	Catalent, Inc. *	25,800
1,190	Enanta Pharmaceuticals, Inc. *	49,932
5,938	Lannett Co., Inc. *	233,839
6,500	Pozen, Inc.	53,950
100	Salix Pharmaceuticals, Ltd. *	15,911
		405,829
Photographic Equipment & Supplies - 0.67%
500	Gopro, Inc. *	25,900

Radio & TV Broadcasting - 3.54%
3,000	Ubiquiti Networks, Inc. *	136,080

Radio & TV Broadcasting & Communications - 2.99%
3,300	Arris Group, Inc. *	101,013
50	Sierra Wireless, Inc. *	14,005
		115,018
Railroad Equipment - 6.10%
2,600	Greenbrier Companies, Inc.	185,952
1,000	Trinity Industries, Inc.	48,380
		234,332
Refuse Systems - 2.36%
9,700	Vertex Energy, Inc. *	90,501

Retail-Eating Places - 3.06%
400	Buffalo Wild Wings, Inc. *	59,100
2,000	Zoe's Kitchen, Inc.	58,340
		117,440
Retail-Radio, TV & Consurmer Electronics Stores - 5.02%
4,300	Conns, Inc. *	192,769

Semiconductors & Related Devices - 5.51%
3,000	Applied Optoelectronics, Inc. *	63,720
1,500	Canadian Solar, Inc. *	53,160
1,500	Cavium, Inc. *	84,270
500	Freescale Semiconductor, Ltd. *	10,525
		211,675
Services-Auto Rental & Leasing (No Drivers) - 5.06%
700	Americo N.V.	194,467

Services-Business Services, NEC - 0.27%
500	Perfect World Co., Ltd.	10,510

Services-Computer Integrated Systems Design - 0.38%
1,000	Vasco Data Security International, Inc. *	14,770

Services-Computer Processing & Data Preparation - 0.62%
500	Autohome, Inc. *	23,795

Services-General Medical & Surgical Hospitals, NEC - 1.43%
1,500	Envision Healthcare Holdings, Inc.	54,840

Services-Prepackaged Software - 1.48%
1,100	Chetah Mobile, Inc. *	29,007
300	Idreamsky Technology, Ltd. *	6,177
500	Medidata Solutions, Inc. *	21,610
		56,794
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.62%
500	TimkenSteel Corp.	23,890

Surgical & Medical Instruments - 0.58%
500	Dexcom, Inc. *	22,100

Telephone & Telegraph Apparatus - 0.28%
1,000	Infinera Corp. *	10,580

Transportation Services - 0.40%
500	XPO Logistics, Inc. *	15,485

TOTAL FOR COMMON STOCKS (Cost $3,242,442) - 91.22%		$ 3,504,201

LIMITED PARTNERSHIPS - 2.34%
1,300	Hi-Crush Partners L.P.	89,895

TOTAL FOR LIMITED PARTNERSHIPS (Cost $80,048) - 2.34%		$ 89,895

REAL ESTATE INVESTMENT TRUSTS - 0.61%
2,000	Spirit Realty Capital, Inc.	23,620

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $21,760) - 0.61%		$ 23,620

SHORT TERM INVESTMENTS - 4.13%
158,500	Huntington Money Market Fund IV 0.01% ** (Cost $158,500)	158,500

TOTAL INVESTMENTS (Cost $3,502,750) - 98.30%		$ 3,776,216

OTHER ASSETS LESS LIABILITIES - 1.70%		65,356

NET ASSETS - 100.00%		$ 3,841,572

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2014

NOTES TO FINANCIAL STATEMENTS
Meyers Capital Aggressive Growth Fund
1. SECURITY TRANSACTIONS

At August 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,502,750 amounted to $273,465, which consisted of aggregate gross unrealized appreciation of $307,927 and aggregate gross unrealized depreciation of $34,462.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,504,201	$0	$0	$3,504,201
Limited Partnership	$89,895	$0	$0	$89,895
Real Estate Investment Trusts	$23,620	$0	$0	$23,620
Cash Equivalents	$158,500	$0	$0	$158,500
Total	$3,776,216	$0	$0	$3,776,216

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meyers Capital Investments Trust

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Frank B. Meyers

     Frank B. Meyers

     President and Treasurer

Date October 29, 2014